Promissory Notes and Loans Payable (Details) - USD ($)									1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 11, 2020	Sep. 18, 2019	Aug. 15, 2019	Jul. 12, 2019	Nov. 13, 2018	Oct. 20, 2018	Sep. 04, 2018	Sep. 04, 2018	Dec. 05, 2018	Oct. 23, 2018	Oct. 17, 2018	Sep. 19, 2018	Aug. 29, 2018	Apr. 20, 2018	Oct. 19, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Mar. 18, 2020	Jan. 18, 2020	Dec. 18, 2019	Nov. 18, 2019	Nov. 02, 2019	Oct. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jun. 18, 2019	May 18, 2019	Apr. 18, 2019	Mar. 18, 2019	Feb. 18, 2019	Jan. 18, 2019	Dec. 18, 2018	Nov. 27, 2018	Nov. 18, 2018	Oct. 18, 2018	Sep. 18, 2018	Jul. 13, 2018	Aug. 15, 2015
Promissory Loans and Notes Payable (Textual)
Net proceeds from note payable																					$ 232,500
Principal amount																$ 15,000		15,000		10,375	4,788,642
Default rate																																									10.00%
Maturity date					Jun. 30, 2019								Feb. 28, 2018
Amortization of debt discounts																		88,956	68,217	95,257	773,741
Converted fees	$ 1,005
Convertible notes		$ 6,000			$ 90,000		$ 10,000	$ 10,000					$ 6,000							3,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000	$ 6,000
Accrued interest																		94,500
Derivative liabilities													$ 10,435			119,777		119,777		119,777
Net loss on debt extinguishment																	$ 71,680	146,375	57,623	(57,623)	151,978
Promissory note issued																			$ 138,430
Third Party [Member]
Promissory Loans and Notes Payable (Textual)
Net proceeds from note payable															$ 232,500
Net of fees and expenses															17,500
Principal amount															$ 250,000
Bears interest rate															12.00%
Default rate															18.00%
Maturity date														Oct. 20, 2018	Apr. 20, 2018
Amortization of debt discounts																					17,500
Financing expense						$ 10,000								$ 10,000
World Market Ventures LLC [Member]
Promissory Loans and Notes Payable (Textual)
Conversion price												$ 19.75
Trillium Partners LP [Member]
Promissory Loans and Notes Payable (Textual)
Net of fees and expenses																																					$ 2,290
Conversion price												$ 2.00
Livingston Asset Management LLC [Member]
Promissory Loans and Notes Payable (Textual)
Accrued interest																		$ 2,571		51,000
Note payable, description																		The consulting and services arrangement with Livingston Asset Management was amended on July 1, 2019. The amendment increased the monthly fee to be $20,000, with $17,000, as monthly convertible note and $3,000, of cash due on the first of each month.
Principal balance description																		The $85,375 of principal from the Livingston Asset Management LLC notes issued December 1, 2018 through June 1, 2019, along with $8,475 of accrued interest were sold and assigned to Alpha Capital Anstalt, on February 20, 2020.. Following the assignment the principal balance of the amended notes issued to Livingston was $51,000.
Livingston Asset Management LLC [Member] | December 1, 2019 [Member]
Promissory Loans and Notes Payable (Textual)
Bears interest rate																		10.00%
Accrued interest																		$ 501
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Livingston Asset Management LLC [Member] | November 1, 2019 [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount																$ 136,375		$ 136,375
Bears interest rate																		10.00%
Accrued interest																		$ 643
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Livingston Asset Management LLC [Member] | October 1, 2019 [Member]
Promissory Loans and Notes Payable (Textual)
Bears interest rate																		10.00%
Accrued interest																		$ 785
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Livingston Asset Management LLC [Member] | January 1, 2020 [Member
Promissory Loans and Notes Payable (Textual)
Bears interest rate																		10.00%
Accrued interest																		$ 356
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Livingston Asset Management LLC [Member] | February 1, 2020 [Member]
Promissory Loans and Notes Payable (Textual)
Bears interest rate																		10.00%
Accrued interest																		$ 214
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Livingston Asset Management LLC [Member] | March 1, 2020 [Member]
Promissory Loans and Notes Payable (Textual)
Bears interest rate																		10.00%
Accrued interest																		$ 72
Promissory note issued																		$ 17,000
Maturity Term																6 months		6 months
Howco One [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount																$ 45,545		$ 45,545
Howco [Member]
Promissory Loans and Notes Payable (Textual)
Net of fees and expenses			$ 146,250
Principal amount		187,870														78,536		$ 78,536		184,390
Amortization of debt discounts			60,000
Financing expense			3,750
Accounts receivable financing principal amount		195,840	210,000
Accounts received in cash		149,541	146,250
Charged expenses		3,459	$ 3,459
Deferred financing costs		$ 42,840
Description of term of agreement		Under the terms of the agreement PIRS receives 172 payments of $1,139, for each business day.	Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853.
Principal balance description																		On January 28, 2020, the Company's subsidiary Howco entered into a Payment Rights Purchase and Sale Agreement financing with EBF Partners, LLC, (merchant cash advance or "MCA") with a principal amount of $208,500. Howco received $147,355, in cash, net of original issue discount of $58,500, and legal and other fees totaling $2,645, which will be amortized to interest expense over the term of the financing. The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments. The loan is secured by receipts from future revenue transactions. The principal balance was $142,971 as of March 31, 2020.
Fora Business Loans, LLC [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount																																										$ 210,000
Trillium Partners LP [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount				$ 10,000												$ 10,000		$ 10,000								$ 10,000
Bears interest rate				10.00%
Maturity date				Jan. 11, 2020
Converted fees												$ 1,095
Converted pricipal												62,500
Converted interest												$ 6,781
Conversion of common shares											115,669	35,188
Additional paid in capital in conjunction with conversion												$ 62,500
Accrued interest																		$ 830
Porta Pellex [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount											$ 62,500
Amortization of debt discounts								62,500		$ 62,500
Debt interest expense								$ 125,000
Note payable																					$ 125,000
Loan payable, description								Porta Pellex, the holder of the note above, sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC.
Accrued interest											$ 7,500
Sale of related party, description										Assigned $62,500 of the remaining principal balance of its note to Jefferson Street Capital LLC along with $7,500 of accrued interest. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment.	Assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex's original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. This modification was treated as a debt extinguishment. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for the assigned and restated note.
Derivative liabilities										$ 78,471
Derivative expenses										$ 15,971
World Market Ventures LLC [Member]
Promissory Loans and Notes Payable (Textual)
Principal amount																				1,020
Converted fees												61,481
Converted pricipal												$ 6,657
Conversion of common shares												34,500
Additional paid in capital in conjunction with conversion												$ 61,481
Convertible notes																				1,020
Trillium Partners LP and World Market Ventures [Member]
Promissory Loans and Notes Payable (Textual)
Loan payable, description							The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date.
Jefferson Street Capital LLC [Member]
Promissory Loans and Notes Payable (Textual)
Conversion of common shares									128,620
Net loss on debt extinguishment																				$ 14,057